Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22.	Subsequent Events

On January 12, 2016, Family Trading assumed the outstanding balance of the Delos Termination Fee that amounted to $3,796 (the “Family Trading transaction”). As consideration for the assumption of this liability, Family Trading on January 12, 2016 received 1,355,816 of the Company’s common shares. The Company retains the right to buy back up to 60% of these shares at any time until December 31, 2016. This transaction was approved by a special committee of the independent directors of the Company.

On January 21, 2016, the Company took delivery of Hull No S419 (renamed to “M/T Eco Revolution”), a 39,000 dwt newbuilding product/chemical tanker constructed at the Hyundai Mipo Vinashin shipyard. The vessel’s ultimate installment to the shipyard was financed by a drawdown of $22,200 from the ABN Amro facility. On January 25, 2016 the vessel commenced its’ time charter agreement with BP Shipping.

On February 22, 2016, the Company effected a 1 for 10 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company. All share and per share amounts as well as warrant shares eligible for purchase under the Company’s warrants in these financial statements have been retroactively adjusted to reflect this stock split. As a result of the reverse stock split, the number of outstanding shares as of February 22, 2016 was decreased to 3,433,711 while the par value of the Company’s common shares remained unchanged at $0.01 per share. As a result of the reverse stock split, the number of shares that the holders of the Company’s warrants relating to the follow-on offering of June 2014 can purchase was reduced to 4,743,700 and the exercise price of these warrants was decreased to $2.80 (also affected from the Family Trading transaction – see Note 13). Also as a consequence of the reverse stock split, the number of shares that can be purchased under the warrants that the Company’s granted to AEGIS was reduced to 30,000 and the exercise price of these warrants was increased to $25.00.

On April 4, 2016, we signed a commitment letter with Nord LB bank for a senior debt facility of up to $23,185 to fund, in part, the delivery of Hull No S414 due for delivery in the second quarter of 2016. The credit facility remains subject to the agreement and the execution of customary legal documentation. The loan will be payable in 12 consecutive quarterly installments of $511 and 16 consecutive quarterly installments of $473, commencing three months from draw down, and a balloon payment of $9,480 payable together with the last installment. The credit facility will bear interest at LIBOR plus a margin of approximately 3.44% and a commitment fee of 1% per annum will be payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter.